OTHER INCOME AND OTHER EXPENSES - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Income And Other Expenses [Abstract]
Interest income	$ 697,124	$ 1,615,304	$ 300,189
Income in connection with the LR Agreements	0	10,378,180	0
Other	415,315	623,404	7,633
Total	$ 1,112,439	$ 12,616,888	$ 307,822